Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued bonus		$ 3,310,964	$ 5,217,065
Accrued professional service fees		498,066	592,797
Withholding individual income tax-option exercise		36,696	36,696
Value added taxes and other taxes payable		66,288	123,264
Accrued raw data cost		97,896	380,237
Accrued bandwidth cost		115,486	27,587
Accrued welfare benefits		419,230	56,887
Deposit payable	[1]	3,032,812	2,374,144
Interest payable	[2]		265,692
Amount due to Yinglibao		170,058	865,036
Amount due to Yinglibao clients	[3]		18,573,735
Accrued sales service fees		121,086	114,055
Others		2,085,113	992,754
Accrued expenses and other current liabilities total		$ 9,953,695	$ 29,619,949

[1]	Deposit payable is the deposit in bank accounts for providing guarantee to perform the contract obligation related to "Yinglibao", an internet-based financial platform that integrates cash management solutions and mutual fund distribution.
[2]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest payable represented the interest expense that has been incurred but has not been paid to the Qiribao investors as of the date of the balance sheet. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao on April 10, 2017, and all the held-to-maturity securities were redeemed by the end of December 31, 2017.
[3]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. The Group recognized the funds committed by the investors through the Yinglibao platform of $18,573,735 in the consolidated balance sheet at December 31, 2016. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.